Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 5,780	$ 2,327,244	$ (98,265)	$ (1,922,650)	$ 312,109
Begining balance, Shares at Dec. 31, 2020	1	5,780,165
Issuance of common stock in connection with sales made under private offerings		$ 294	205,496			205,790
Issuance of common stock in connection with sales made under private offerings, shares		293,889
Stock based compensation		$ 74	71,961			72,035
Stock based compensation, shares		74,158
Change in foreign currency translation				74,338		74,338
Net income (loss)					(548,438)	(548,438)
Ending balance, value at Dec. 31, 2021		$ 6,148	2,604,701	(23,927)	(2,471,088)	115,834
Ending balance, Shares at Dec. 31, 2021	1	6,148,212
Issuance of common stock in connection with sales made under private offerings		$ 1,853	488,022			489,875
Issuance of common stock in connection with sales made under private offerings, shares		1,853,626
Stock based compensation		$ 117	116,782			116,899
Stock based compensation, shares		116,899
Change in foreign currency translation				(6,950)		(6,950)
Net income (loss)					(657,375)	(657,375)
Ending balance, value at Dec. 31, 2022		$ 8,118	$ 3,209,505	$ (30,877)	$ (3,128,463)	$ 58,283
Ending balance, Shares at Dec. 31, 2022	1	8,118,737